Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information

Sundry assets, accrued expenses, other current liabilities and other long-term liabilities at December 31 consisted of the following:

	2013	2012
Sundry assets
Deferred taxes (See Note N)	$46.9	$50.2
Assets held for sale	19.1	21.8
Diversified investments associated with stock-based compensation plans (See Note L)	11.7	6.1
Notes receivable (See Note H)	6.9	11.9
Investment in associated companies	6.6	29.1
Pension plan assets (See Note M)	1.4	—
Other	29.0	26.1
	$121.6	$145.2
Accrued expenses
Wages and commissions payable	$64.2	$60.3
Workers’ compensation, medical, auto and product liability	54.5	49.7
Sales promotions	25.2	26.2
General taxes, excluding income taxes	14.6	12.0
Accrued interest	11.9	14.3
Liabilities associated with stock-based compensation plans (See Note L)	8.8	9.4
Other	50.5	48.6
	$229.7	$220.5
Other current liabilities
Dividends payable	$42.0	$—
Customer deposits	13.1	9.1
Outstanding checks in excess of book balances	9.1	1.8
Sales tax payable	6.8	7.3
Liabilities associated with stock-based compensation plans (See Note L)	1.7	.9
Derivative financial instruments (See Note S)	.9	1.8
Other	5.8	2.7
	$79.4	$23.6
Other long-term liabilities
Liability for pension benefits (See Note M)	$39.9	$75.8
Net reserves for tax contingencies	29.2	35.5
Deferred compensation	15.4	16.0
Liabilities associated with stock-based compensation plans (See Note L)	15.4	10.7
Other	27.8	20.2
	$127.7	$158.2